Contract Assets in respect of Concession Arrangements for Construction and Operation of Photovoltaic Systems	12 Months Ended
Dec. 31, 2022
Contract Assets In Respect Of Concession Arrangements For Construction And Operation Of Photovoltaic Systems [Abstract]
Contract Assets in respect of Concession Arrangements for the Construction and Operation of Photovoltaic Systems

Note 8 - Contract Assets in respect of Concession Arrangements for the Construction and Operation of Photovoltaic Systems

Project	Total capacity in MW	Stake in the project	Tariff approval for the facility (NIS 0.01 per kWh)	Rate of return on the contract asset	Contract asset as of December 31, 2022 (USD in thousands)	Expiry date of the contract
Halutziot (*)	55	90%	62.8	6% linked	-	-
Peirot HaGolan	1.5	51%	53.99	5.75% linked	725	30/06/2035
Sde Nehemia	0.63	100%	53.99	5.75% linked	926	31/03/2035
Barbur	0.5	51%	53.99	5.75% linked	2,870	31/03/2035
Talmei Bilu	10	100%	102.46	6.5% linked	36,649	30/09/2033
Mivtachim	10	100%	130.39	8% linked	43,370	30/09/2033
Kramim	5	100%	96.31	6% linked	14,143	31/12/2033
Idan	3	100%	96.31	6% linked	8,091	30/09/2033
Balance as of December 31, 2022					106,774

	2022	2021
	USD in thousands
Balance as of January 1	287,042	286,251
Repayment of contract asset under concession arrangements	(17,579)	(32,857)
Finance incomes	17,188	24,310
Reclassification from IFRIC 12 to a fixed asset (*)	(162,359)	-
Translation differences	(17,518)	9,338
Balance as of December 31	106,774	287,042

(*)	Following the significant change to the terms of the concession arrangement with the state of Israel, which included the execution of significant technological changes to the Halutziot facility in the second quarter of 2022, and the expansion thereof in a manner which will increase the capacity and effectiveness of production, the Company re-evaluated the application of IFRIC 12 (hereinafter: the “Interpretation”), and concluded that the facility no longer falls under the scope of that interpretation. As a result, beginning from the second quarter of 2022, the Halutziot facility will be accounted for as a fixed asset, at cost.